Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,755,394,368.00
Total Fee Amount	242,419.96
Total Offset Amount	0.00
Net Fee	$ 242,419.96
Offering Table N/A
Offset Table N/A	N/A